Discontinued Operations (Schedule Of Global In-Market Net Sales Of Tysabri) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Global in-market net sales	$ 0.2	$ 4.0	$ 44.1
Tysabri - U.S. [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Global in-market net sales	886.0	746.5	593.2
Tysabri - ROW [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Global in-market net sales	745.1	764.1	636.8
Total Tysabri [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Global in-market net sales	$ 1,631.1	$ 1,510.6	$ 1,230.0